Equity	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Stockholders' Equity Note [Abstract]
Equity

Note 8 - Equity

During July and August 2019, the Company issued 475,000 common shares for professional consulting services.  These shares were valued at $1,203,300 upon issuance.

During August 2019, the Company issued 347,397 common shares for debt reduction. These shares were valued at $619,103.

During August and September 2019, the Company settled conversion features on convertible notes. These conversions were valued at $149,374 at conversion.

During September 2019, the Company issued 644,709 common shares to warrant holders in two cashless transactions.

During September 2019, the Company issued 44,511 common shares in lieu of compensation. These shares were valued at $44,511 upon issuance.

During September 2019, the Company issued 80,000 common shares for professional consulting services.  These shares were valued at $80,000 upon issuance.

During September 2019, the Company issued 1,350,000 common shares for the acquisition of Concepts and Solutions. These shares were valued at $1,485,000 upon issuance.

During September 2019, the Company issued 397,864 common shares for debt reduction. These shares were valued at $408,662 upon issuance.

During October 2019, the Company issued 521,557 common shares for professional services. These shares were valued at $403,602 upon issuance.

During October 2019, the Company issued 833,572 common shares for debt reduction. These shares were valued at $478,734 upon issuance.

During October 2019, the Company issued 583,670 common shares to warrant holders in three cashless transactions.

During October 2019, the Company settled conversion features on convertible notes. These conversions were valued at $3,000 at conversion.

During November 2019, the Company issued 45,000 common shares for professional services. These shares were valued at $19,800 upon issuance.

During November 2019, the Company issued 1,194,157 common shares for debt reduction. These shares were valued at $429,515 upon issuance.

During November 2019, the Company issued 500,000 common shares for debt reduction. These shares were valued at $220,000 upon issuance.

During December 2019, the Company issued 908,355 common shares for professional services. These shares were valued at $256,478 upon issuance.

During December 2019, the Company issued 25,000 common shares for commitment shares on convertible debt. These shares were valued at $7,000 upon issuance.

On November 14, 2019, 1,000,00 preferred shares Series D were authorized by management. The shares are non-voting, and convertible into 20% of all outstanding shares of common stock at the time of conversion. Conversion is mandatory after eighteen months from the issue date of the Series D shares.

In November 2019, the Company issued 500,000 shares of Class E preferred stock to an investor in exchange for the extinguishment of convertible debt and warrants. These shares were valued at $500,000 upon issuance during the three months ended December 31, 2019.

See the capital structure section in Note 1 for disclosure of the equity components included in the Company’s consolidated financial statements.

Note 8 - Equity

Certain equity transactions related to the reverse triangular merger occurred in September 2018, but have been reflected as of June 30, 2018, in the consolidated financial statements due to FLCR effectively transferring control to Galaxy as of June 22, 2018 (Note 12). The following equity transactions occurred simultaneously, and are treated in these consolidated financial statements as being effective on that date:

• Galaxy shareholders transferred all the outstanding shares of common stock to the Merger Sub;

• Preferred Class C shares were converted into common stock in an amount equivalent to 89% ownership in the outstanding shares of the merged company;

• Common shares were issued to common stockholders in an amount equivalent to 7% ownership in the outstanding shares of the merged company;

• Common shares were issued to convertible debt holders in an amount equivalent to 4% ownership in the outstanding shares of the merged company ( Note 5).

• A reverse stock split was approved at a ratio of one new share for every 350 shares of common stock outstanding (1:350 Reverse Stock Split).

Private Placement

In March 2018, the Company offered 1,500,000 common shares to qualified investors at $2 per share in a private placement memorandum (“PPM”). The private placement offering period expired in September 2018. Proceeds were raised to purchase inventory, pay merger costs and provide working capital. As a result of the PPM, the Company issued 910 and 3,018 shares (post-Reverse Stock Split) and 32,226 (pre-Reverse Stock Split) to new investors resulting in proceeds of $637,000, $1,367,500, and $60,000 during the year ended June 30, 2019, the three months ended June 30, 2018, and the year ended June 30, 2018, respectively.

In April and May 2018, the Company issued 100 shares of common stock at $0.0001 par value to various consultants as compensation. The shares were valued at $70,000 (Note 10) on issuance.

In May 2018, the Company issued 822 shares of common stock at $0.0001 par value to various employees, management, and former members of the Board of Directors by board authorization as compensation in the regular course of business as well as upon contemplation of the reverse triangular merger (Note 12). The shares were valued at $575,200 on issuance and were recognized as stock compensation expense.

In May 2018, 143 shares of stock (post-Reverse Stock Split) were issued to the related party in exchange for a $100,000 reduction in the short-term note balance (Note 4).

In May and June 2019, a total of 510,000 shares were awarded under the Stock Plan (Note 13).

During the year ended June 30, 2019, the Company issued 302,271 common shares as consideration for convertible notes. During May 2019, 60,000 shares were returned and cancelled upon repayment of a convertible note prior to maturity. There were no shares issued as consideration for convertible notes during the three months ended June 30, 2018.

During the year ended June 30, 2019 and three months ended June 30, 2018, the Company issued 346,618 shares and 100 shares for professional consulting services, respectively. The shares were valued at $800,751 and $70,000 upon issuance, for the year ended June 30, 2019 and three months ended June 30, 2018, respectively.

On February 6, 2019, the Company repurchased 38,625 shares from an entity with a common board member under a Share Purchase Agreement related to the sale of Entertainment. These shares are issued but not outstanding at June 30, 2019.

In May 2019, an investor exercised a warrant and was issued 381,944 shares in a cashless transaction.

See the capital structure section in Note 1 for disclosure of the equity components included in the Company’s consolidated financial statements.